UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      October 17, 2006 to November 15, 2006


Commission File Number of issuing entity: 333-132375-06


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             30-0376793, 32-0179609
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A1A          [   ]           [   ]           [ x ]
    2A1B          [   ]           [   ]           [ x ]
    3A            [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On November 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Revolving Home Equity Loan Asset Backed Notes, Series 2006-F.

        The  distribution report is attached  as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly  Statement  to  Noteholders  on  November 15, 2006  is filed  as
        Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-F (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: November 29, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
                                November 15, 2006


                                Table of Contents

Distribution Report   ......................................................  2
Factor Report   ............................................................  2
Delinquency Group Report   ................................................. 11
Delinquency Totals   ....................................................... 11
Bankruptcy Group Report   .................................................. 11
Foreclosure Group Report   ................................................. 11
REO Group Report   ......................................................... 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Rafael Martinez
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                              600 Travis, 9TH FLOOR
                                Houston, TX 77002
                    Tel: (713) 216-4391 / Fax: (713) 216-4880
                     Email: RAFAEL.TEXAS.MARTINEZ@CHASE.COM


                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
                                                        November 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
2A1A    1,398,000,000.00  1,263,545,132.46  39,381,648.12    5,749,130.35    45,130,778.47     0.00       0.00    1,224,163,484.34
2A1B      130,000,000.00    117,497,043.79   3,662,098.90      534,611.55     4,196,710.45     0.00       0.00      113,834,944.89
1A        222,000,000.00    213,941,091.39   3,995,525.23      973,431.97     4,968,957.20     0.00       0.00      209,945,566.16
R1                  0.00              0.00           0.00            0.00             0.00     0.00       0.00                0.00
R2                100.00              0.00           0.00            0.00             0.00     0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,750,000,100.00  1,594,983,267.64  47,039,272.25    7,257,173.87    54,296,446.12     0.00       0.00    1,547,943,995.39
-----------------------------------------------------------------------------------------------------------------------------------
C                   0.00              0.00           0.00    4,868,766.02     4,868,766.02     0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CURRENT
                             BEGINNING                                                        ENDING            NOTE
CLASS        CUSIP           PRINCIPAL       PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
2A1A       23242LAB9       903.82341378     28.16999150     4.11239653    32.28238803      875.65342228       5.460000%
2A1B       23242LAC7       903.82341377     28.16999154     4.11239654    32.28238808      875.65342223       5.460000%
1A         23242LAA1       963.69860987     17.99786140     4.38482869    22.38269009      945.70074847       5.460000%
R2         23242LAG8         0.00000000      0.00000000     0.00000000     0.00000000        0.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     911.41895800     26.87958261     4.14695626    31.02653887      884.53937539
-----------------------------------------------------------------------------------------------------------------------------------

                                      CWHEQ Revolving Home Equity Loan Trust, Series 2006-F
                                                        November 15, 2006

General Information:
Record Date                                                                                                          11/14/2006
LIBOR Determination Date                                                                                             10/12/2006
Payment Date                                                                                                         11/15/2006
Determination Date                                                                                                   11/10/2006
Interest Period
Beginning                                                                                                            10/16/2006
Ending                                                                                                               11/14/2006
Number of Days in Interest Period                                                                                            30
Collection Period
Beginning                                                                                                            10/01/2006
Ending                                                                                                               10/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                               12,948,610.53
Principal payments on Mortgage Loans                                                                              70,185,781.84
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                1,288,349.58
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                  911,871.51
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount related to Principal                                                                                           52,033.00
Others                                                                                                                   190.00
Total Deposits                                                                                                    85,386,836.46

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00
Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             84,678,304.10
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      708,532.36
Total Withdrawals                                                                                                 85,386,836.46

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance

Deposits
Deposit from Collection Account                                                                                   84,678,304.10
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                            0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for shortfalls due to longer
interest period or prefunding                                                                                              0.00
Total Deposits                                                                                                    84,678,304.10

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to the Indenture                                                                                 84,678,304.10
Total Withdrawals                                                                                                 84,678,304.10

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00

Cash Released from Principal Reserve Fund                                                                                  0.00

DISTRIBUTIONS
Amounts to be Distributed                                                                                         84,678,304.10

Group 1
Investor Interest Collections                                                                                      1,544,431.33
Principal Collections                                                                                              3,995,525.23
Subordinated Transferor Collections                                                                                  551,388.09
Credit Enhancement Draw Amount                                                                                             0.00

Group 2
Investor Interest Collections                                                                                     10,727,715.36
Principal Collections                                                                                             43,043,747.02
Subordinated Transferor Collections                                                                                4,317,377.93
Credit Enhancement Draw Amount                                                                                             0.00
Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                             89,124.51
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                            89,124.51

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   154,613.20
Amount paid to the Loan Insurance Policy Provider                                                                    154,613.20

Premium amount owing to the Insurer                                                                                   19,611.27
Premium amount paid to the Insurer                                                                                    19,611.27

Credit Enhancement Draw Amounts related to the IA Note                                                                     0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the IA Note                                                                     0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            575,434.24
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           575,434.24

Liquidation Expenses and indemnification of payments related to the Notes owing to the Master Servicer                     0.00
Liquidation Expenses and indemnification of payments related to the Notes paid to the Master Servicer                      0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   549,111.46
Amount paid to the Loan Insurance Policy Provider                                                                    549,111.46

Premium amount owing to the Insurer                                                                                  126,595.53
Premium amount paid to the Insurer                                                                                   126,595.53

Credit Enhancement Draw Amounts related to the GROUP II Notes                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the GROUP II Notes                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
IA
Note Interest owing to Class IA Note prior to distributions                                                          973,431.97
Unpaid Investor Interest Shortfall owing to IA Note prior to distributions                                                 0.00
Unpaid Investor Interest Shortfall owing to IA Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to IA Note prior to distributions                                     0.00
Aggregate Investor Interest owing to IA  Note Prior to distributions                                                 973,431.97
Aggregate Investor Interest paid to IA  Note                                                                         973,431.97
Unpaid Investor Interest Shortfall for IA Note after distributions                                                         0.00
Unpaid Investor Interest Shortfall for IA Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the IA Note prior to distributions                                                        0.00
Basis Risk Carryforward paid to the IA  Note                                                                               0.00
Basis Risk Carryforward for the IA  Note remaining after distributions                                                     0.00

Class IIAIA
Note Interest owing to IIAIA Note prior to distributions                                                           5,749,130.35
Unpaid Investor Interest Shortfall owing to IIAIA Note prior to distributions                                              0.00
Unpaid Investor Interest Shortfall owing to IIAIA Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class IIAIA Note prior to distributions                            0.00
Aggregate Investor Interest owing to IIAIA Note Prior to distributions                                             5,749,130.35
Aggregate Investor Interest paid to IIAIA Note                                                                     5,749,130.35
Unpaid Investor Interest Shortfall for IIAIA Note after distributions                                                      0.00
Unpaid Investor Interest Shortfall for IIAIA Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the IIAIA Note prior to distributions                                                     0.00
Basis Risk Carryforward paid to the IIAIA Note                                                                             0.00
Basis Risk Carryforward for the IIAIA Note remaining after distributions                                                   0.00

Principal Payments

Class IA

Investor Loss Amount owing to IA Note prior to distributions                                                               0.00
Investor Loss Amount paid to IA Note                                                                                       0.00

Investor Loss Reduction Amount owing to IA Note prior to distributions
Investor Loss Reduction Amount paid to IA Note                                                                             0.00
Investor Loss Reduction Amount for IA Note remaining after distributions                                                   0.00
Investor Loss Reduction Amount for IA Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to IA Note prior to distributions                                               0.00
Accelerated Principal Payment Amount paid to IA Note                                                                       0.00

Scheduled Principal Collections Payment Amount owing to IA Note prior to distributions                             3,995,525.23
Scheduled Principal Collections Payment Amount paid to IA Note                                                     3,995,525.23

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to  GROUP II Notes prior to distributions                                                       0.00
Investor Loss Amount paid to GROUP II Notes                                                                                0.00

Investor Loss Reduction Amount owing to IIAIA Note prior to distributions
Investor Loss Reduction Amount paid to IIAIA Note                                                                          0.00
Investor Loss Reduction Amount for IIAIA Note remaining after distributions                                                0.00
Investor Loss Reduction Amount for IIAIA Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to IIAIA Note prior to distributions                                            0.00
Accelerated Principal Payment Amount paid to IIAIA Note                                                                    0.00

Scheduled Principal Collections Payment Amount owing to IIAIA Note prior to distributions                         43,043,747.02
Scheduled Principal Collections Payment Amount paid to IIAIA                                                      43,043,747.02

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for IA Note                                                                                                0.00
Unpaid Required Amount for IA Note after making distributions above                                                        0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for IA Note after application of Subordinated Transferor Collections                      0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the IA Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the IA Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for IIAIA Note after making distributions above                                                     0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for IIAIA Note after application of Subordinated Transferor Collections                   0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the IIAIA Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer

Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                            1,161,699.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for IA Note                                                                                           0.00
Investor Floating Allocation Percentage for IA Note                                                                     100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for IA Note                                                                                           0.00

Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                            8,560,828.10
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.00
and Transferor Principal Collections                                                                                       0.00

Supporting Calculations
Investor Loss Amount for IIAIA Note                                                                                        0.00
Investor Floating Allocation Percentage for IIAIA Note                                                                  100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class IIAIA Note                                                                                  0.00

        Delinquency Group Report
        Group 1
        Category         Number     Principal Balance   Percentage
        1 Month            50          2,044,983.80       0.97%
        2 Month            20            754,712.09       0.36%
        3 Month            13            586,131.99       0.28%
        Total              83          3,385,827.88       1.61%

        Delinquency Group Report
        Group 2
        Category         Number     Principal Balance   Percentage
        1 Month            229        19,963,051.42       1.49%
        2 Month            93          8,139,192.49       0.61%
        3 Month            87         10,142,703.31       0.76%
        Total              409        38,244,947.22       2.86%

        Delinquency Totals
        Group Totals
        Category         Number     Principal Balance   Percentage
        1 Month           279         22,008,035.22       1.42%
        2 Month           113          8,893,904.58       0.57%
        3 Month           100         10,728,835.30       0.69%
        Total             492         41,630,775.10       2.69%

        Bankruptcy Group Report
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 3              169,101.20           0.08%
              2                 4              283,433.47           0.02%
        Total                   7              452,534.67           0.03%

        Foreclosure Group Report
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 2               51,699.00           0.02%
              2                 9              920,828.10           0.07%
        Total                  11              972,527.10           0.06%

        REO Group Report
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 0                    0.00           0.00%
              2                 0                    0.00           0.00%
        Total                   0                    0.00           0.00%

Loan Group 1                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                               968,526.18
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Loan Group 2                                                                                                               0.00
Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                             4,977,858.71
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                   911,871.51
Mortgage Loans repurchased by Sponsor for Modifications                                                            1,288,349.58

BALANCE RECONCILIATION

Group 1
Beginning Loan Group Balance                                                                                     213,898,814.62
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        209,903,289.39
Change in Loan Group Balance                                                                                       3,995,525.23
Principal Collections                                                                                              7,255,294.75
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                       3,259,769.52
Balance Check                                                                                                              0.00

Group 2
Beginning Loan Group Balance                                                                                   1,381,042,170.20
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                      1,337,998,423.18
Change in Loan Group Balance                                                                                      43,043,747.02
Principal Collections                                                                                             65,150,862.65
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                      22,107,115.63
Balance Check                                                                                                             -0.00

OTHER INFORMATION

Loan Group 1                                                                                                               0.00
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                1,788,169.03
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     1,788,169.03
Servicing Fee                                                                                                         89,124.51
Investor Interest Collections                                                                                      1,544,431.33

Beginning Loan Group Balance                                                                                     213,898,814.62
Principal payments on Mortgage Loans                                                                               7,255,294.75
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                    7,255,294.75
Investor Principal Collections                                                                                     3,995,525.23
Additional Balances                                                                                                3,259,769.52
Ending Principal Balances                                                                                        209,903,289.39
Total Collections                                                                                                  8,799,726.08
Scheduled Principal Payment                                                                                        3,995,525.23

Mortgage Loans Average Daily Balance                                                                             214,389,903.89
Number of Mortgage Loans at beginning of Collection Period                                                             6,458.00
Number of Mortgage Loans at end of Collection Period                                                                   6,317.00
Loan Group Balance at beginning of Collection Period                                                             213,898,814.62
Loan Group Balance at end of Collection Period                                                                   209,903,289.39

Note Principal Balance of the IA Note                                                                            209,945,566.16
Original Note Principal Balance of the IA Note                                                                   222,000,000.00
IA Factor                                                                                                                  0.95

Weighted average remaining term of Mortgage Loans                                                                        289.88
Weighted Average Loan Rate                                                                                           10.107201%
Weighted Average Net Loan Rate                                                                                        8.429201%

Excess Interest                                                                                                      551,388.09

Loan Group 2                                                                                                               0.00
Allocated Transferor Interest (Beginning)                                                                        117,497,037.74
Allocated Transferor Interest (Ending)                                                                           113,834,938.84

Interest payments on Mortgage Loans                                                                               11,852,261.06
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                    11,852,261.06
Servicing Fee                                                                                                        575,434.24
Investor Interest Collections                                                                                     10,727,715.36

Beginning Loan Group Balance                                                                                   1,381,042,170.20
Principal payments on Mortgage Loans                                                                              65,150,862.65
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   65,150,862.65
Investor Principal Collections                                                                                    43,043,747.02
Additional Balances                                                                                               22,107,115.63
Ending Principal Balances                                                                                      1,337,998,423.18
Total Collections                                                                                                 75,878,578.01
Scheduled Principal Payment                                                                                       43,043,747.02

Mortgage Loans Average Daily Balance                                                                           1,384,244,804.76
Number of Mortgage Loans at beginning of Collection Period                                                            19,987.00
Number of Mortgage Loans at end of Collection Period                                                                  19,385.00
Loan Group Balance at beginning of Collection Period                                                           1,381,042,170.20
Loan Group Balance at end of Collection Period                                                                 1,337,998,423.18

Note Principal Balance of the IIAIA Note                                                                       1,224,163,484.34
Original Note Principal Balance of the IIAIA Note                                                              1,528,000,000.00
Class IIAIA Factor                                                                                                         0.88

Weighted average remaining term of Mortgage Loans                                                                        289.17
Weighted Average Loan Rate                                                                                           10.311534%
Weighted Average Net Loan Rate                                                                                        8.633534%

Excess Interest                                                                                                    4,317,377.93

LOAN MODIFICATION SUMMARY

Group 1
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                              0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of InitIAl                                                        0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                       69,400.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                    69,400.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of InitIAl                                                      0.04%

Loans with Credit Limit Modification - current                                                                       214,230.00
Loans with Credit Limit Modification - cumulative                                                                    759,445.00
Loans with Credit Limit Modification - % of InitIAl                                                                       0.42%

Loans with Gross Margin Modification - current                                                                             0.00
Loans with Gross Margin Modification - cumulative                                                                          0.00
Loans with Gross Margin Modification - % of InitIAl                                                                       0.00%

Group 2
Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        206,648.09
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     376,232.54
Loans with Senior Lien Balance Modification(CLTV<80%)-% of InitIAl                                                        0.21%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      483,584.45
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   782,232.54
Loans with Senior Lien Balance Modification(CLTV>80%) - % of InitIAl                                                      0.44%

Loans with Credit Limit Modification - current                                                                       691,877.00
Loans with Credit Limit Modification - cumulative                                                                  1,506,417.00
Loans with Credit Limit Modification - % of InitIAl                                                                       0.84%

Loans with Gross Margin Modification - current                                                                             0.00
Loans with Gross Margin Modification - cumulative                                                                    233,652.39
Loans with Gross Margin Modification - % of InitIAl                                                                       0.13%

CREDIT ENHANCER INFORMATION

Loan Group 1                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                   973,431.97

Loan Group 2                                                                                                               0.00
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                   534,611.55

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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